August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.4%
TimberHp By Go Lab, Inc.(a)	1,943,710	$ 13,042,294
Total Common Stocks — 0.4% (Cost: $3,338)		13,042,294
Investment Companies
Financial Services — 0.6%
Nuveen AMT-Free Quality Municipal Income Fund	1,750,000	19,250,000
Total Investment Companies — 0.6% (Cost: $19,868,710)		19,250,000

	Par (000)
Municipal Bonds
Alabama — 6.9%
Black Belt Energy Gas District, RB(b)
Series A, 5.25%, 01/01/54	$31,050	33,320,605
Series A, 5.25%, 05/01/55	7,450	7,837,278
Series C, 5.50%, 10/01/54	25,000	27,431,667
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,485	5,500,487
5.50%, 10/01/53	5,000	5,096,186
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	30,150	32,794,658
Series B, 5.25%, 07/01/54	21,885	23,618,804
Series B-1, 5.75%, 04/01/54	52,565	58,098,349
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 5.00%, 01/01/56	6,200	6,362,031
Series B, 5.00%, 01/01/54	31,495	33,570,700
Series B, 5.25%, 03/01/55	4,000	4,210,565
		237,841,330
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	820,359
Arizona — 2.5%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(c)	3,130	3,146,476
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	7,864,397
(AGM), 4.00%, 07/01/44	2,000	1,799,975
5.00%, 07/01/44	10,000	10,249,268
(AGM), 4.50%, 07/01/49	980	911,555
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,543,485
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	6,350	7,119,446
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	17,415	18,273,339
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/50	4,000	4,054,216
Series A, 5.25%, 01/01/54	5,000	5,201,770
Security	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB (continued)
Series B, 5.00%, 01/01/48	$6,250	$ 6,383,325
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/44	12,000	12,517,040
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	4,135	4,153,913
		85,218,205
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(c)	23,000	24,928,170
California — 4.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,159,880
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(d)	12,395	879,091
California Enterprise Development Authority, RB, 10.00%, 11/15/32(c)	670	670,642
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	18,052
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(c)	58,575	53,596,849
California Municipal Finance Authority, RB
5.38%, 07/01/34(c)	1,000	1,000,362
5.63%, 07/01/44(c)	2,760	2,687,582
Series A, AMT, 4.00%, 07/15/29	2,120	2,106,757
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	895	812,752
Series B, 9.00%, 06/01/34	100	102,954
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(c)(d)	10,750	643,094
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,500	1,525,471
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/40	9,500	9,833,223
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	3,864,242
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,189,313
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,790,509
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,746,614
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	136,220	12,466,247
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,262,242
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	11,817,604
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,322,504
Series 2, Class A, AMT, 5.25%, 05/01/49	9,785	9,949,310
Series A, AMT, 5.50%, 05/01/55	19,000	19,585,498
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,427,680
		161,458,472

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 2.6%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	$5,720	$ 6,103,225
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	1,550	1,592,663
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	4,861,706
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.00%, 11/15/43	3,550	3,729,038
Series B, 5.00%, 11/15/47	13,000	13,235,035
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AGM), 5.25%, 12/01/50	3,000	3,067,479
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	5,175	5,275,370
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	957,472
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,491,051
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,400,089
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,472,770
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	10,413,884
Series 1, (SAW), 5.00%, 12/15/44	12,000	12,434,746
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(c)	2,965	2,840,368
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	1,989,864
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,375,046
		90,239,806
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	4,697,304
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,789,973
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,090	3,078,918
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC, HUD SECT 8), 4.50%, 02/01/42	3,705	3,558,344
		13,124,539
Delaware(c) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	14,874	14,408,023
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	327,230
5.63%, 07/01/53	795	761,841
		15,497,094
District of Columbia — 1.1%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/43	1,750	1,823,919
Series A, 5.25%, 06/01/50	5,000	5,165,758
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	3,645	798,839
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, GO, Series A, 5.00%, 08/01/49	$10,135	$ 10,265,691
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	3,500	3,443,135
Series A, AMT, 5.50%, 10/01/44	2,395	2,490,037
Series A, AMT, 5.50%, 10/01/45	3,000	3,118,680
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	3,945	4,006,967
Sustainability Bonds, 5.00%, 07/15/48	5,570	5,609,547
		36,722,573
Florida — 5.8%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	450	434,138
4.63%, 05/01/49	1,775	1,531,358
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	195	195,133
5.00%, 11/01/31	500	500,097
Series 2024, 5.00%, 05/01/44(c)	1,375	1,303,293
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(c)	580	558,800
Capital Trust Agency, Inc., RB(c)
4.88%, 06/15/56	12,000	9,215,099
Series A, 5.00%, 06/15/49	5,000	4,258,017
Series A-2, 5.00%, 01/01/26	245	244,513
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/34	710	578,650
5.13%, 05/01/45	985	738,750
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(c)	2,745	2,745,394
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/43	3,425	3,569,896
Series A, 5.00%, 09/01/44	2,595	2,684,002
Series B, 5.50%, 09/01/48	8,510	9,005,697
City of Jacksonville Florida, Refunding RB, 5.00%, 10/01/43	5,000	5,179,908
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	10,000	10,104,357
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	11,890	11,944,163
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,100	2,107,903
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(d)	15,765	8,101,614
County of Monroe Florida, RB, 5.00%, 04/01/48	5,560	5,467,217
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,000,084
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,320,241
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,995	1,997,488
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	656,916
Florida Development Finance Corp., RB(c)
Series A, 5.75%, 06/15/29	300	300,301
Series A, 6.00%, 06/15/34	440	440,289
Series C, 5.75%, 12/15/56	4,090	3,289,952
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(c) (continued)
Class A, AMT, 4.38%, 10/01/54(b)	$1,390	$ 1,385,980
Series A, AMT, 0.00%, 07/15/59(b)(e)(f)	19,225	11,919,500
Florida Development Finance Corp., Refunding RB
Series A, 4.50%, 12/15/56(c)	11,970	8,465,015
AMT, 0.00%, 07/15/32(b)(c)(e)(f)	7,850	4,867,000
AMT, (AGM), 5.25%, 07/01/53	2,000	1,900,003
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/41	5,065	5,314,185
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	911,411
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,124,302
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	3,005	3,103,631
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,614,792
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	7,255	7,502,120
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	50	49,367
4.88%, 05/01/35	1,100	1,092,491
4.40%, 05/01/39	415	380,093
4.88%, 05/01/45	2,215	2,036,635
5.13%, 05/01/46	4,965	4,672,565
4.50%, 05/01/49	480	406,360
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	400	406,946
Series A, 6.00%, 05/01/54	710	718,856
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	4,884,736
Series A, 5.00%, 10/01/47	2,000	1,981,773
Orlando Utilities Commission, RB
Series A, 5.00%, 10/01/48	10,000	10,096,533
Series A, 5.00%, 10/01/50	5,000	5,063,848
Reunion East Community Development District, SAB, Series 2021, 2.40%, 05/01/26	75	74,184
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	9,230	7,552,646
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,377,125
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,545	1,477,093
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	64,102
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	646,977
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,521,694
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	65	64,335
5.75%, 05/01/44	1,190	1,170,628
6.00%, 05/01/54	460	446,896
		198,767,092
Georgia — 1.1%
Atlanta Urban Redevelopment Agency, RB, (BAM- TCRS), 3.63%, 07/01/42(c)	5,605	4,531,597
Security	Par (000)	Value
Georgia (continued)
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	$3,445	$ 3,431,021
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	5,085	4,376,687
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	3,355	2,264,625
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 06/01/53	12,500	13,255,868
Series D, 5.00%, 05/01/54	7,725	8,207,586
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	3,295	3,409,935
		39,477,319
Hawaii — 0.1%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,002,644
Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	5,666,965
Idaho Housing & Finance Association, RB(c)
4.25%, 06/15/62	5,910	4,062,024
Series A, 6.95%, 06/15/55	5,150	5,331,592
		15,060,581
Illinois — 2.4%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	5,310	5,394,244
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,313,097
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,272,171
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,903,070
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.25%, 01/01/45	1,000	1,011,765
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	5,360	5,292,688
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(c)
2.53%, 12/01/25	327	325,462
2.69%, 12/01/26	267	261,885
2.87%, 12/01/27	221	214,285
Illinois Finance Authority, RB
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,042,819
Series A, Sustainability Bonds, 5.00%, 07/01/44	1,000	1,036,092
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	4,685,817
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,679,784
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,451,773
Series A, 5.25%, 01/01/45	10,000	10,313,177
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,057,938
State of Illinois, GO
09/01/48(g)	2,950	2,972,700
Series B, 5.25%, 05/01/44	11,920	12,177,087
Series B, 5.25%, 05/01/49	4,000	4,019,159

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued)
Series C, 5.00%, 12/01/46	$4,850	$ 4,775,038
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,560,950
		81,761,001
Indiana — 1.4%
Indiana Finance Authority, RB
Series A, 5.00%, 10/01/53	8,060	8,076,097
Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,104,908
Series A, Sustainability Bonds, 5.00%, 02/01/43	5,000	5,195,806
Indiana Finance Authority, Refunding RB
5.00%, 02/01/45	1,375	1,413,842
Series C, 5.00%, 10/01/42	2,650	2,743,063
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,612,139
Indiana Municipal Power Agency, Refunding RB, Series A, (AGM), 5.00%, 01/01/43	13,025	13,491,970
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,400,673
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	4,000	4,054,050
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, 5.00%, 07/15/44	1,500	1,526,570
		48,619,118
Iowa — 0.1%
County of Polk Iowa, GO, Series A, AMT, 5.25%, 06/01/45	5,000	5,086,710
Kansas — 1.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	7,925,102
Kansas Development Finance Authority, Refunding RB
Series C-1, 5.00%, 09/01/42	6,295	6,520,457
Series C-1, 5.00%, 09/01/46	7,690	7,806,081
State of Kansas Department of Transportation, Refunding RB, Series A, 5.00%, 09/01/44	2,050	2,128,675
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	17,090	17,018,791
		41,399,106
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,172,567
Louisiana — 0.5%
City of Lafayette Louisiana Utilities Revenue, RB, (AGM), 5.00%, 11/01/44	5,910	6,041,699
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	9,887,098
		15,928,797
Maine — 0.9%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	3,250	2,687,007
Series A, AMT, 8.50%, 06/01/32	3,250	2,670,995
AMT, Sustainability Bonds, 8.50%, 06/01/35	17,065	8,532,500
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	18,500	17,502,387
		31,392,889
Maryland — 1.3%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/50	9,090	9,113,070
Security	Par (000)	Value
Maryland (continued)
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	$4,500	$ 4,786,937
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	11,375	10,402,995
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	10,405	10,488,212
Washington Suburban Sanitary Commission, RB, (GTD), 5.00%, 06/01/43	9,270	9,829,304
		44,620,518
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 06/01/45	9,905	10,240,771
Series I, 5.00%, 12/01/47	1,000	1,021,026
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	6,220	6,304,562
Series D, 5.00%, 10/01/50	10,000	10,117,966
Series D, 5.00%, 10/01/53	10,000	10,082,007
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	5,695,210
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,746,918
5.00%, 10/01/43	5,000	4,536,611
Series J2, 5.00%, 07/01/48	3,000	2,926,351
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(c)	4,225	3,683,648
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	5,000	4,866,419
Town of Nantucket Mmassachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,119,604
Town of Wakefield Massachusetts, GOL, 5.00%, 08/15/50	5,000	5,092,864
		70,433,957
Michigan — 1.9%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series C, 5.25%, 07/01/53	2,000	2,047,143
Series C, Senior Lien, 5.25%, 07/01/48	4,375	4,519,297
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	6,721,906
4.00%, 02/15/44	11,060	9,552,817
Series A, 6.50%, 06/01/57(c)(e)(f)	4,020	1,623,075
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	147,800
Series A, 4.00%, 12/01/46	10,000	8,667,966
Series A, Class 1, 4.00%, 06/01/49	22,745	18,722,219
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	7,461,207
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	6,340	6,496,424
		65,959,854
Minnesota — 0.1%
City of Minneapolis Minnesota, RB, 4.00%, 11/15/40	2,000	1,799,226
Mississippi — 0.1%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,975	3,861,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 1.4%
City of St Louis Missouri Airport Revenue, ARB, Series A, (AGM), 5.25%, 07/01/49	$17,400	$ 17,824,794
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 05/15/48	4,395	3,735,009
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	5,000	4,418,542
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	4,921,221
Kansas City Industrial Development Authority, RB(e)(f)
Series A, 10.00%, 11/15/37	2,735	2,274,318
Series C, 7.50%, 11/15/46	1,701	1,306,584
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,475	6,990,282
Kansas City Industrial Development Authority, Refunding RB(e)(f)
Class B, 5.00%, 11/15/46	8,060	5,343,596
Class D, 2.00%, 11/15/46	3,597	164,591
		46,978,937
Nebraska — 0.4%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,746,556
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/49	4,415	4,446,217
Omaha Public Power District, RB
Series A, 5.25%, 02/01/53	4,000	4,100,844
Series C, 4.00%, 02/01/49	4,100	3,505,290
		13,798,907
Nevada — 1.0%
Clark County Water Reclamation District, GOL
5.00%, 07/01/42	12,020	12,557,838
5.00%, 07/01/46	12,335	12,615,002
5.00%, 07/01/47	3,290	3,351,725
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/45	4,230	4,364,842
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(c)	185	185,257
		33,074,664
New Hampshire — 1.0%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40	1,663	1,562,067
New Hampshire Business Finance Authority, RB
5.88%, 12/15/33(c)	3,763	3,780,654
Series A, Sustainability Bonds, 5.00%, 06/01/55	2,700	2,553,239
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,179	11,651,692
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/20/41(b)	11,212	10,271,009
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	6,019,812
		35,838,473
New Jersey — 2.7%
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(c)	265	265,074
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,487,825
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series CC, 5.00%, 06/15/41	$3,725	$ 3,850,125
Series CC, 5.25%, 06/15/50	17,700	18,029,459
Series CC, 5.25%, 06/15/55	16,320	16,543,536
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	7,677,477
Series AA, 5.00%, 06/15/42	15,520	15,901,941
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/50	5,125	5,315,500
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	5,505	5,625,498
Series A, 5.25%, 06/01/46	11,300	11,261,047
Sub-Series B, 5.00%, 06/01/46	7,780	7,509,154
		94,466,636
New York — 10.6%
City of New York, GO
Series A, 5.00%, 08/01/51	2,500	2,500,317
Series A-1, 5.00%, 08/01/42	4,000	4,181,610
Series A-1, 5.00%, 08/01/48	10,000	10,130,018
Series B, 5.25%, 10/01/47	4,015	4,098,459
Series C, 5.00%, 09/01/47	6,925	6,981,733
Series C, 5.25%, 03/01/49	11,675	11,960,294
Series C-1, 5.00%, 09/01/44	16,365	16,711,891
Series F-1, 4.00%, 03/01/47	2,000	1,739,842
Series F-1, 5.00%, 03/01/50	7,415	7,414,944
Series G-1, 5.25%, 02/01/50	7,470	7,654,139
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,260,279
Empire State Development Corp., Refunding RB
Series E, 4.00%, 03/15/42	8,000	7,334,467
Sustainability Bonds, 5.00%, 03/15/55	4,070	4,082,510
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	7,570	7,219,942
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	6,900	7,111,304
Series BB-1, 5.00%, 06/15/50	3,025	3,033,418
Sub-Series AA-1, 5.25%, 06/15/53	3,825	3,920,346
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,027,297
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,038,710
New York City Municipal Water Finance Authority, Refunding RB, Series BB-2, 4.00%, 06/15/42	3,835	3,563,795
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/37	4,865	5,321,034
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	13,315	13,686,873
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,684,082
New York City Transitional Finance Authority, RB
5.50%, 05/01/53	10,555	11,089,840
Series A-1, 5.00%, 05/01/42	5,000	5,229,592
Series D, 5.00%, 05/01/46	10,295	10,460,120
Series F-1, 5.25%, 02/01/53	3,425	3,517,034
Series G-1, 5.00%, 05/01/52	4,000	4,027,756
Series H-1, 5.00%, 11/01/46	1,250	1,268,518
Series H-1, 5.00%, 11/01/50	6,000	6,042,375
Series I-1, 5.00%, 05/01/50	10,000	10,069,809
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,527,823

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority, RB (continued)
Series B, Subordinate, 5.00%, 05/01/46	$1,000	$ 1,014,015
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	10,000	9,495,461
Series A, 4.00%, 03/15/42	3,000	2,739,861
Series A, 4.00%, 03/15/46	5,000	4,396,837
Series A, 5.00%, 03/15/48	5,000	5,063,384
Series A, 5.00%, 03/15/50	16,150	16,288,153
Series A, 5.25%, 03/15/52	5,000	5,141,377
Series B, 5.00%, 03/15/54	5,000	5,042,686
Series E, 5.00%, 09/15/28(h)	5	5,386
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/43	10,000	10,375,720
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,007,889
New York Transportation Development Corp., ARB, AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,202,368
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	2,982,937
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	3,958,719
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/54	5,000	4,752,716
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	13,261,053
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	4,766,493
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,675	1,642,522
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	3,961,577
Port Authority of New York & New Jersey, Refunding RB, Series 250, 5.00%, 10/15/42	2,025	2,132,855
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	4,075	4,118,726
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	2,500	2,203,104
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	10,793,348
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,158,067
Series C, 5.25%, 05/15/52	23,785	24,249,469
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,300,030
		363,944,924
North Carolina — 1.0%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	15,472,044
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,442,708
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,945	5,529,974
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	367,745
Series A, 5.00%, 10/01/49	375	350,633
Series A, 5.13%, 10/01/54	195	182,509
Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	$2,275	$ 2,208,374
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	3,250	3,223,307
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	460	456,058
		34,233,352
North Dakota — 0.2%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,665	5,225,814
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	1,200	969,642
Series B-2, Class 2, 5.00%, 06/01/55	20,435	16,463,744
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	28,080	2,479,158
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,092,278
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,492,204
County of Cuyahoga Ohio, Refunding RB, 5.00%, 02/15/52	6,110	5,326,446
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,438,751
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	4,958,079
		38,220,302
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,270,424
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	4,905	4,719,864
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	4,500	4,660,181
Oklahoma Water Resources Board, RB
5.25%, 04/01/50	3,000	3,135,992
Series A, 4.13%, 10/01/53	3,730	3,254,539
		18,041,000
Oregon — 1.5%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,230,113
Series A, 2nd Lien, 5.00%, 10/01/49	15,140	15,420,856
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	7,860	7,870,355
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,000	4,117,630
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	149,226
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,876,249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
State of Oregon, GO (continued)
Series F, 5.00%, 08/01/48	$2,000	$ 2,039,315
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,052,949
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, (GTD), 5.00%, 06/15/43	3,100	3,233,053
		50,989,746
Pennsylvania — 0.9%
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	523,962
Series A, 5.25%, 12/01/45	1,500	1,215,219
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,500	2,585,508
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	4,899,694
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,249,512
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	6,510	6,407,716
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,760	7,385,163
Upper Darby School District, GOL, (BAM SAW), 5.00%, 04/01/55	5,610	5,631,776
		31,898,550
Puerto Rico — 7.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	222,915	10,663,841
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,205,663
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,540,211
Series A-1, Restructured, 4.00%, 07/01/41	1,591	1,378,561
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,475,129
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	6,540,771
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(e)(f)	133,095	73,189,363
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	3,601,000
Series A, 7.00%, 07/01/33(e)(f)	7,445	4,839,250
Series A, 6.75%, 07/01/36(e)(f)	24,370	15,840,500
Series A, 7.00%, 07/01/43(e)(f)	3,350	2,177,500
Series A-1, 10.00%, 07/01/19(e)(f)	928	603,041
Series A-2, 10.00%, 07/01/19(e)(f)	4,681	3,042,364
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	4,463,677
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	4,463,676
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	12,263,703
Series C-3, 5.40%, 01/01/20(e)(f)	1,908	1,239,860
Series C-4, 5.40%, 07/01/20(e)(f)	1,907	1,239,860
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	5,521,750
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	2,028,000
Series D-1, 7.50%, 01/01/20(e)(f)	9,399	6,109,285
Series D-2, 7.50%, 01/01/20(e)(f)	5,000	3,250,000
Series D-4, 7.50%, 07/01/20(e)(f)	7,444	4,838,461
Series WW, 5.50%, 07/01/17(e)(f)	4,300	2,795,000
Series WW, 5.50%, 07/01/18(e)(f)	6,025	3,916,250
Series WW, 5.50%, 07/01/20	1,000	650,000
Series WW, 5.38%, 07/01/24(e)(f)	4,545	2,954,250
Series WW, 5.25%, 07/01/33(e)(f)	2,725	1,771,250
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/38(e)(f)	$3,980	$ 2,587,000
Series XX, 5.25%, 07/01/35(e)(f)	1,310	851,500
Series XX, 5.75%, 07/01/36(e)(f)	1,825	1,186,250
Series XX, 5.25%, 07/01/40(e)(f)	3,040	1,976,000
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	7,025	4,566,250
Series BBB, 5.40%, 07/01/28	9,505	6,178,250
Series DDD, 5.00%, 07/01/20	1,810	1,176,500
Series UU, 1.00%, 07/01/17(b)(e)(f)	1,295	841,750
Series UU, 1.00%, 07/01/18(b)(e)(f)	1,165	757,250
Series UU, 1.00%, 07/01/20(b)(e)(f)	10,400	6,760,000
Series UU, 1.00%, 07/01/31(b)(e)(f)	12,285	7,985,250
Series VV, 5.50%, 07/01/20	6,440	4,186,000
Series ZZ, 5.25%, 07/01/25(e)(f)	2,440	1,586,000
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	8,736,000
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	1,984,478
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,300,787
Series A-2, AMT, 6.75%, 01/01/45	1,790	1,982,813
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,202,543
		256,446,837
Rhode Island — 0.2%
State of Rhode Island, GO, Series A, 5.00%, 05/01/43	4,195	4,386,311
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	12,980	1,740,978
		6,127,289
South Carolina — 2.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,555,194
5.00%, 01/01/49	5,955	5,997,421
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,327,638
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	2,310	2,334,700
6.00%, 10/01/51	6,240	6,261,527
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	12,640	13,480,581
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	5,680	6,140,420
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	6,915	6,241,339
Series A, 5.25%, 11/01/43	11,525	11,869,713
Series A, 5.50%, 11/01/54	12,155	12,488,845
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	811,095
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	7,520	7,534,962
		82,043,435
Tennessee — 1.9%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AGM), 5.00%, 06/01/47	3,825	3,869,018

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB (continued)
(AGM), 5.00%, 06/01/48	$4,015	$ 4,049,416
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	8,925	8,544,973
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/45	2,750	2,820,016
5.00%, 07/01/50	5,050	5,113,951
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,600,297
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/44	1,235	1,218,979
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,193,393
Series A, Subordinate, 5.00%, 07/01/54	5,890	5,830,449
New Memphis Arena Public Building Authority, RB, CAB(i)
Convertible, 4.00%, 04/01/29	625	618,503
Convertible, 4.00%, 04/01/30	750	742,226
Convertible, 4.00%, 04/01/31	650	627,620
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	11,950	12,652,690
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,455	4,943,120
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/47	6,520	6,608,930
		64,433,581
Texas — 10.4%
Arlington Higher Education Finance Corp., RB(c)
7.50%, 04/01/28	210	215,547
7.88%, 11/01/62	5,865	5,903,391
Series A, 5.30%, 04/01/62	4,325	2,953,085
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,611,514
Celina Independent School District, GO
Series A, (PSF), 5.25%, 02/15/41	1,800	1,931,363
Series A, (PSF), 5.25%, 02/15/42	1,905	2,028,961
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	2,945,232
City of Celina Texas, SAB, 5.50%, 09/01/54(c)	1,300	1,212,617
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,367,186
Series A, 5.00%, 02/15/41	6,020	6,248,032
Series C, 4.00%, 02/15/44	12,185	10,832,423
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.00%, 03/01/42	3,000	3,116,482
5.25%, 03/01/49	17,500	17,962,306
5.00%, 03/01/52	15,000	15,031,327
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	860	861,080
Series A, AMT, 6.63%, 07/15/38	3,000	3,002,699
Series B, AMT, 5.50%, 07/15/36	1,000	1,054,178
Series B, AMT, 5.50%, 07/15/37	3,125	3,273,203
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	1,865	1,942,383
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB (continued)
Series A, AMT, Subordinate Lien, 5.25%, 07/01/42	$3,585	$ 3,706,516
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	570,047
Series A, 5.25%, 03/01/40	350	373,360
Series A, 5.25%, 03/01/43	570	596,501
City of Marble Falls Texas, SAB(c)
3.38%, 09/01/26	100	99,074
3.88%, 09/01/31	200	193,788
4.13%, 09/01/41	730	615,969
4.38%, 09/01/51	1,000	794,468
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,237,654
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/43	—	—
Series A, 5.25%, 02/01/46	5,330	5,500,004
Series A, 5.25%, 02/01/49	15,000	15,413,448
Series A, 5.50%, 02/01/50	5,000	5,212,517
Series C, 5.50%, 02/01/49	1,660	1,743,614
Series D, 5.00%, 02/01/43	8,000	8,231,302
Series E, 5.25%, 02/01/49	5,500	5,655,813
County of Harris Texas, Refunding GOL, Series A, 5.25%, 09/15/50	3,750	3,882,124
County of Williamson Texas, Refunding GO, 5.00%, 02/15/43	1,985	2,062,754
Dallas Fort Worth International Airport, Refunding ARB, 5.25%, 11/01/48	18,425	19,182,110
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,070,029
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/44	945	967,195
Series A, (PSF), 5.25%, 08/15/55	5,000	5,125,464
Fredericksburg Independent School District, GO, (PSF), 5.00%, 02/15/47	8,120	8,225,376
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	3,545	3,598,200
Lower Colorado River Authority, Refunding RB
(BAM), 5.25%, 05/15/43	3,450	3,617,092
5.00%, 05/15/45	2,440	2,461,381
(AGM), 5.00%, 05/15/49	4,080	4,100,201
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,076,575
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	383,936
North Texas Municipal Water District Water System Revenue, Refunding RB, 5.25%, 09/01/51	5,800	6,000,783
North Texas Municipal Water District, RB, 5.25%, 06/01/43	4,500	4,759,922
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/48	5,865	5,922,693
Series A, (PSF), 5.00%, 02/15/48	5,130	5,180,462
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	3,914,752
Series A, 5.00%, 07/01/48	1,750	1,790,964
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,224,049
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	20,000	20,288,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	$16,545	$ 14,800,533
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)	20,000	20,131,619
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(c)	20,670	14,735,966
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	4,180	4,225,585
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, (FNMA), 4.45%, 04/01/43	3,385	3,194,736
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	7,005	7,212,746
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/49	2,450	2,461,633
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 12/01/44	7,450	7,607,940
5.25%, 12/01/49	1,000	1,028,513
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,799,445
Texas Water Development Board, RB
4.00%, 10/15/44	1,370	1,227,789
5.00%, 08/01/45	2,800	2,888,736
4.00%, 10/15/45	10,000	8,868,655
		358,455,416
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/42	5,430	5,561,050
Series A, AMT, 5.00%, 07/01/46	3,000	2,958,460
Utah Charter School Finance Authority, RB(c)
5.63%, 06/15/26	50	50,062
5.63%, 06/15/54	4,930	4,280,698
		12,850,270
Virginia — 2.7%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	5,694,722
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,696,095
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(i)	6,638	5,664,045
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(c)	1,000	999,959
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,602,243
5.00%, 04/01/45	6,500	6,677,739
5.00%, 04/01/48	1,000	1,014,934
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,360,941
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/46	5,000	5,121,303
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,517,027
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(c)	1,960	1,506,963
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,417,302
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	2,695	2,676,231
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(c) (continued)
5.00%, 03/01/45	$2,780	$ 2,561,443
Prince William County Service Authority, Refunding RB, 5.00%, 07/15/55	1,900	1,953,260
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	24,495	17,864,643
Virginia College Building Authority, RB, Series A, 4.00%, 02/01/44	5,000	4,509,176
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	4,957,617
Series A, 4.00%, 07/01/54	2,500	2,091,073
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	623,548
Series E-2, 4.55%, 10/01/49	1,965	1,806,297
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	5,000	5,145,644
Virginia Resources Authority, Refunding RB, Series B, 5.00%, 11/01/50	5,000	5,066,849
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/49	2,000	1,869,697
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,460,117
		92,858,868
Washington — 2.0%
City of Seattle Washington Drainage & Wastewater Revenue, Refunding RB, 5.25%, 05/01/50	625	646,212
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/43	2,000	2,088,382
King County Housing Authority, Refunding RB, 5.38%, 07/01/45	6,000	6,109,487
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	4,753,691
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,015,934
Port of Seattle Washington, ARB
Series A, AMT, 4.00%, 05/01/43	5,000	4,306,447
Series B, AMT, Intermediate Lien, 5.25%, 10/01/43	7,615	7,839,837
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	14,025	14,568,705
Series A, 5.00%, 08/01/47	8,220	8,393,470
Series B, 5.00%, 06/01/46	3,365	3,436,438
Series B, 5.00%, 06/01/47	3,310	3,372,836
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,675	1,635,349
Washington State Housing Finance Commission, RB(c)
Series A, 4.00%, 07/01/27	295	294,976
Series A, 5.50%, 01/01/44	920	851,859
Series B2, 3.95%, 07/01/29	6,890	6,895,245
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50(b)	3,555	3,335,729
		69,544,597
Wisconsin — 1.1%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,490,771
AMT, 4.25%, 07/01/54	6,310	4,851,886
Public Finance Authority, RB
6.25%, 10/01/31(c)(e)(f)	1,285	109,225

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
7.00%, 10/01/47(c)(e)(f)	$1,285	$ 109,225
Class B, 7.00%, 12/01/30(c)	1,620	1,123,171
Series A, 7.00%, 11/01/46(c)(e)(f)	5,085	2,542,500
AMT, 6.50%, 06/30/60	7,500	7,924,039
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(c)	8,530	7,036,269
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,619,728
Wisconsin Health & Educational Facilities Authority, RB
5.25%, 08/15/50	8,000	8,180,512
Series A, 5.75%, 08/15/59	1,575	1,580,875
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,741,485
		38,309,686
Total Municipal Bonds — 89.5% (Cost: $3,200,932,601)		3,083,975,040
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
California — 0.8%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,153,643
San Diego County Regional Airport Authority, ARB, AMT, 5.00%, 07/01/53	17,420	17,104,783
		27,258,426
Colorado — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(k)	19,910	19,664,569
Florida — 1.9%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	13,891,604
5.00%, 07/01/50	15,000	15,025,658
5.00%, 07/01/51	10,000	10,011,440
School District of Broward County, GO, 5.00%, 07/01/51(k)	26,045	26,091,360
		65,020,062
Georgia — 0.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	9,753,563
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(k)	10,000	9,785,085
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,071,465
Security	Par (000)	Value
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/50(k)	$26,825	$ 27,015,644
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,046,603
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/53	10,000	10,128,639
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 10/01/48	9,500	9,654,228
		19,782,867
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	28,933,779
Nevada — 0.3%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/50	10,000	10,383,946
New York — 1.8%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,103,010
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	39,834,466
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,070	9,094,871
		61,032,347
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(k)	10,000	9,665,278
Texas — 0.8%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,020,885
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	17,391,247
		27,412,132
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(k)	10,000	10,007,973
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1% (Cost: $351,743,248)		348,833,739
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	$3,300	$ 3,195,208
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $3,300,000)		3,195,208
Total Long-Term Investments — 100.7% (Cost: $3,575,847,897)		3,468,296,281

	Shares
Short-Term Securities
	Money Market Funds — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.73%(l)(m)	167,362,156	167,378,892
	Total Short-Term Securities — 4.8% (Cost: $167,378,651)	167,378,892
	Total Investments — 105.5% (Cost: $3,743,226,548)	3,635,675,173
	Other Assets Less Liabilities — 1.4%	47,935,102
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%	(238,927,940)
	Net Assets — 100.0%	$ 3,444,682,335

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to March 1, 2031, is $75,563,707.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 27,152,306	$ 140,226,586 (a)	$ —	$ —	$ —	$ 167,378,892	167,362,156	$ 867,356	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 13,042,294	$ 13,042,294
Investment Companies	19,250,000	—	—	19,250,000
Municipal Bonds	—	3,083,975,040	—	3,083,975,040
Municipal Bonds Transferred to Tender Option Bond Trusts	—	348,833,739	—	348,833,739
Non-Agency Mortgage-Backed Securities	—	3,195,208	—	3,195,208
Short-Term Securities
Money Market Funds	167,378,892	—	—	167,378,892
Unfunded Commitments(a)	—	—	27	27
	$186,628,892	$3,436,003,987	$13,042,321	$3,635,675,200

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $237,914,965 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments